Goodwill and Other Intangible Assets (Changes in Carrying Amounts of Goodwill Attributable to Each Operating Segment) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill [Roll Forward]
Goodwill, beginning balance	$ 8,548	$ 6,869	$ 6,814
Acquired goodwill, net	1,073	1,726	41
Contingent consideration			14
American Coastal sale		(49)
Other adjustments	17	2	0
Goodwill, ending balance	9,638	8,548	6,869
Community Banking
Goodwill [Roll Forward]
Goodwill, beginning balance	6,140	4,634	4,924
Acquired goodwill, net	753	1,501	29
Contingent consideration			0
American Coastal sale		0
Other adjustments	139	5	(319)
Goodwill, ending balance	7,032	6,140	4,634
Residential Mortgage Banking
Goodwill [Roll Forward]
Goodwill, beginning balance	369	326	7
Acquired goodwill, net	39	43	0
Contingent consideration			0
American Coastal sale		0
Other adjustments	8	0	319
Goodwill, ending balance	416	369	326
Dealer Financial Services
Goodwill [Roll Forward]
Goodwill, beginning balance	111	111	111
Acquired goodwill, net	0	0	0
Contingent consideration			0
American Coastal sale		0
Other adjustments	0	0	0
Goodwill, ending balance	111	111	111
Specialized Lending
Goodwill [Roll Forward]
Goodwill, beginning balance	243	88	88
Acquired goodwill, net	2	155	0
Contingent consideration			0
American Coastal sale		0
Other adjustments	(132)	0	0
Goodwill, ending balance	113	243	88
Insurance Holdings
Goodwill [Roll Forward]
Goodwill, beginning balance	1,482	1,518	1,492
Acquired goodwill, net	270	16	12
Contingent consideration			14
American Coastal sale		(49)
Other adjustments	0	(3)	0
Goodwill, ending balance	1,752	1,482	1,518
Financial Services
Goodwill [Roll Forward]
Goodwill, beginning balance	203	192	192
Acquired goodwill, net	9	11	0
Contingent consideration			0
American Coastal sale		0
Other adjustments	2	0	0
Goodwill, ending balance	$ 214	$ 203	$ 192